Condensed Consolidated Interim Cash Flow Statements - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Net profit / (loss) for the period	€ (158,249)	€ (112,541)
Reversal of non-cash consideration relating to revenue	(2,215)	(3,876)
Reversal of share of profit / (loss) of associate	3,400	4,114
Reversal of finance income	(1,996)	(4,917)
Reversal of finance expenses	876	5,623
Reversal of tax charge	(183)	(135)
Adjustments for:
Share-based payment	28,364	18,130
Depreciation	4,192	2,800
Changes in working capital:
Receivables	(944)	78
Prepayments	(5,385)	2,523
Contract liabilities (deferred income)	(858)	(4,746)
Trade payables and other payables	8,008	21,490
Cash flows generated from / (used in) operations	(124,990)	(71,457)
Finance income received	1,776	4,917
Finance expenses paid	(798)	(109)
Income taxes received / (paid)	615	(106)
Cash flows from / (used in) operating activities	(123,397)	(66,755)
Investing activities
Acquisition of property, plant and equipment	(10,725)	(2,780)
Development expenditures (software)	(311)
Purchase of marketable securities	(233,446)
Cash flows from / (used in) investing activities	(244,482)	(2,780)
Financing activities
Payment of finance lease liabilities	(2,306)	(2,264)
Capital increase	9,976	521,172
Cost of capital increase		(31,701)
Cash flows from / (used in) financing activities	7,670	487,207
Increase / (decrease) in cash and cash equivalents	(360,209)	417,672
Cash and cash equivalents at January 1	598,106	277,862
Effect of exchange rate changes on balances held in foreign currencies	2,708	(5,179)
Cash and cash equivalents at June 30	240,605	690,355
Bank deposits	183,153	690,355
Short-term marketable securities	57,452
Cash and cash equivalents at June 30	€ 240,605	€ 690,355